Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2020	40,189,436
Balance at Dec. 31, 2020	$ 457,993	$ 66,971	$ 119,421	$ (61,979)	$ 3,703	$ 586,109
Net earnings (loss)		0	(237,557)	0	0	(237,557)
Pension liability adjustments, net of tax		0	0	(541)	0	(541)
Change in foreign currency translation		0	0	(11,662)	0	(11,662)
Unrealized gain on interest rate swaps, net of tax		0	0	4,319	0	4,319
Other comprehensive earnings (loss) attributable to NCI	$ 0	0	0	(388)	(245)	(633)
NCI share of earnings		0	(53,465)	0	2,726	(50,739)
NCI redemption increment		0	(99,316)	0	0	(99,316)
Distributions to NCI		0	0	0	(2,472)	(2,472)
Acquisitions of businesses, net		0	0	0	(42)	(42)
Subsidiaries’ equity transactions		2,078	0	0	0	2,078
Stock option expense		14,349	0	0	0	$ 14,349
Stock options exercised (in shares)	292,450					292,450
Stock options exercised	$ 18,432	(3,991)	0	0	0	$ 14,441
Settlement of LTIA (note 22) (in shares)	3,572,858
Settlement of LTIA (note 22)	$ 375,742	0	0	0	0	375,742
Dividends		0	(8,807)	0	0	(8,807)
Balance (in shares) at Dec. 31, 2021	44,054,744
Balance at Dec. 31, 2021	$ 852,167	79,407	(279,724)	(70,251)	3,670	585,269
Net earnings (loss)		0	194,544	0	0	194,544
Pension liability adjustments, net of tax		0	0	1,292	0	1,292
Change in foreign currency translation	0	0	0	(24,154)	0	(24,154)
Unrealized gain on interest rate swaps, net of tax	$ 0	0	0	6,955	0	6,955
Other comprehensive earnings (loss) attributable to NCI		0	0	(9,282)	90	(9,192)
NCI share of earnings		0	(53,919)	0	2,834	(51,085)
NCI redemption increment		0	(94,372)	0	0	(94,372)
Distributions to NCI		0	0	0	(2,387)	(2,387)
Subsidiaries’ equity transactions		8,004	0	0	0	8,004
Stock option expense		21,853	0	0	0	$ 21,853
Stock options exercised (in shares)	305,125					305,125
Stock options exercised	$ 21,445	(4,667)	0	0	0	$ 16,778
Dividends		0	(12,932)	0	0	(12,932)
Acquisition of businesses, net		0	0	0	10	10
Reclass to net earnings on disposal of operations (note 5)		(93)	0	19,152	(540)	$ 18,519
Purchased for cancellation (note 20) (in shares)	(1,426,713)					(1,426,713)
Purchased for cancellation (note 20)	$ (27,932)	0	(137,796)	0	0	$ (165,728)
Balance (in shares) at Dec. 31, 2022	42,933,156
Balance at Dec. 31, 2022	$ 845,680	$ 104,504	$ (384,199)	$ (76,288)	$ 3,677	$ 493,374